Schedule of Investments
March 31, 2023 (unaudited)
AmericaFirst Defensive Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.07%

Beverages - 3.59%
Keurig Dr. Pepper, Inc.	1497	52,814

Biological Products (No Diagnostic Substances) - 7.18%
Biogen, Inc. (2)	188	52,270
Gilead Sciences, Inc.	641	53,184

		105,454

Cigarettes - 3.47%
Philip Morris International, Inc.	523	50,862

Electric & Other Services Combined - 7.47%
WEC Energy Group, Inc.	585	55,452
Xcel Energy, Inc.	804	54,222

		109,674

Electric Services - 3.90%
The Southern Co.	823	57,264

Fats & Oils - 3.50%
Archer-Daniels Midland Co.	644	51,301

Food & Kindred Products - 3.78%
Mondelez International, Inc. Class A (2)	795	55,427

Grain Mill Products - 3.80%
General Mills, Inc.	652	55,720

Hospital & Medical Service Plans - 10.06%
Centene Corp. (2)	745	47,092
Elevance Health, Inc.	110	50,579
Humana, Inc.	103	50,002

		147,673

Perfumes, Cosmetics & Other Toilet Preparations - 3.48%
The Estee Lauder Cos., Inc. Class A (2)	207	51,017

Pharmaceutical Preparations - 25.52%
Abbott Laboratories (2)	507	51,339
Bristol-Myers Squibb Co.	734	50,874
Eli Lilly & Co. (2)	162	55,634
Johnson & Johnson	335	51,925
Moderna, Inc. (2)	375	57,593
Pfizer, Inc.	1,260	51,408
Vertex Pharmaceuticals, Inc. (2)	177	55,767

		374,540
Retail-Drug Stores and Proprietary Stores - 3.13%
CVS Health Corp.	619	45,998

Services-Prepackaged Software - 3.86%
Veeva Systems, Inc. Class A (2)	308	56,607

Sugar & Confectionery Products - 3.76%
The Hershey Co. (2)	217	55,207

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.57%
McKesson Corp. (2)	147	52,339

Total Common Stock	(Cost $ 1,351,758)	1,321,897

Exchange Traded Funds - 9.27%

ProShares Short S&P 500 ETF (3)	9,066	135,990

Total Exchange Traded Funds	(Cost $ 137,873)	135,990

Money Market Registered Investment Companies - 0.25%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 4.85% (4)	3,607	3,607

Total Money Market Registered Investment Companies	(Cost $ 3,607)	3,607

Total Investments - 99.59%	(Cost $ 1,493,238)	1,461,494

Other Assets Less Liabilities - .41%		6,081

Total Net Assets - 100.00%		1,467,575

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (3)
Level 1 - Quoted Prices	$1,461,494	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,461,494	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.